BALANCE SHEETS (Parenthetical) (USD $)	May 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	37,036,916	37,036,916	36,550,009
Common stock, shares outstanding	37,036,916	37,036,916	36,550,009